Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Significant Components of the Income Tax Expenses

Significant components of the income tax expenses consisted of the following for the years ended December 31,

	2025	2024	2023
Current income tax expenses	$1,646,636	$1,425,811	$1,512,881
Deferred income tax (benefit) expenses	74,783	(5,670)	21,910
Total income tax expenses	$1,721,419	$1,420,141	$1,534,791

Schedule of Income Before Provision for Income Taxes

Income / (loss) before provision for income taxes is attributable to the following geographic locations for the years ended December 31:

	December 31, 2025	December 31, 2024	December 31, 2023
PRC	$6,075,159	$4,783,304	$5,748,577
Cayman	(385,858)	(189,460)	(244,288)
Total income before Income Taxes	$5,689,301	$4,593,844	$5,504,289

Schedule of Deferred Tax Assets

Deferred tax assets consist of as follow:

	As of December 31, 2025	As of December 31, 2024
Deferred tax assets:
Allowance for credit loss	$66,641	$159,911
Tax loss carry forward	-	11,561
Total deferred tax assets	66,641	171,472
Less valuation allowance	-	(32,688)
Total deferred tax assets, net of valuation allowance	66,641	138,784

Schedule of Valuation Allowance

The changes related to valuation allowance are as follows:

	December 31, 2025	December 31, 2024

Balance at beginning of the year	$32,688	$-
Additions	-	32,688
Reversals	(32,688)	-
Balance at end of the year	$-	$32,688

Schedule of Reconciliation of Effective Income Tax Rate

Reconciliation of effective income tax rate is as follows for the years ended December 31:

	December 31, 2025	December 31, 2024	December 31, 2023
PRC statutory tax rate	25%	25.0%	25.0%
Effect of tax rate differential	-2.1%	0.2%	-0.7%
Effect of different tax rates of subsidiary operating in other jurisdiction	0.4%	1.0%	1.1%
Deferred tax effect of tax rate change	1.2%	-%	0.6%
Change in valuation allowance	-%	0.7%	-%
Tax effect on disposal of subsidiaries	3.2%	-%	-%
Non-deductible items*	2%	4.0%	2.0%
Effective tax rate	29.7%	30.9%	28.0%

*	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including business entertainment expenses and late fees.

Schedule of Uncertain Tax Positions	The Company anticipates an additional accrual related to this same position in the next 12 months.
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Income tax
Balance at beginning of the year	$7,366,799	$5,408,325	3,629,882
Increase related to current year tax positions	1,423,787	1,354,568	1,403,368
Late fee accrual	1,012,917	781,973	483,757
Exchange rate conversion difference	384,542	(178,067)	(108,682)
Balance at end of the year	$10,188,045	$7,366,799	5,408,325

Schedule of Taxes Payable

Taxes payable consisted of the following:

	As of December 31, 2025	As of December 31, 2024
VAT taxes payable	$-	$412,385
Income taxes payable	9,858,418	7,478,630
Other taxes payable	7,633	8,109
Total taxes payables	$9,866,051	$7,899,124